Equipment and Leasehold Improvements, Net (Tables)	12 Months Ended
Sep. 30, 2011
Equipment and Leasehold Improvements, Net [Abstract]
Components of equipment and leasehold improvements, net

	As of September 30,
	2011	2010

Computer equipment	$866,691	$777,135
Leasehold improvements	164,781	157,268
Furniture, fixtures and other	57,710	55,129

	1,089,182	989,532
Less accumulated depreciation	(830,780)	(731,259)

	$258,402	$258,273